Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000135422 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000135422 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000135422 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135422 [Member] | Camden Property Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135422 [Member] | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135422 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135422 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135422 [Member] | Public Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135422 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135422 [Member] | American Homes 4 Rent REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135422 [Member] | REITS Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000135422 [Member] | REITS Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000135422 [Member] | REITS Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000135422 [Member] | REITS Cell Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000135422 [Member] | REITS Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000135422 [Member] | REITS Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135422 [Member] | REITS Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135422 [Member] | REITS Net Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135422 [Member] | REITS Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135422 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000135422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135422 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000135423 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000135423 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000135423 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135423 [Member] | Camden Property Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135423 [Member] | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135423 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135423 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135423 [Member] | Public Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135423 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135423 [Member] | American Homes 4 Rent REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135423 [Member] | REITS Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000135423 [Member] | REITS Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000135423 [Member] | REITS Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000135423 [Member] | REITS Cell Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000135423 [Member] | REITS Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000135423 [Member] | REITS Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135423 [Member] | REITS Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135423 [Member] | REITS Net Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135423 [Member] | REITS Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135423 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000135423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135423 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000135424 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000135424 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000135424 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135424 [Member] | Camden Property Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135424 [Member] | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135424 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135424 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135424 [Member] | Public Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135424 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135424 [Member] | American Homes 4 Rent REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135424 [Member] | REITS Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000135424 [Member] | REITS Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000135424 [Member] | REITS Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000135424 [Member] | REITS Cell Towers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000135424 [Member] | REITS Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000135424 [Member] | REITS Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135424 [Member] | REITS Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135424 [Member] | REITS Net Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135424 [Member] | REITS Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135424 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000135424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135424 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%